INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets (Liabilities)
Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forwards	$6,821	$7,800
Other	331	500

Deferred tax assets, before valuation allowance	7,152	8,300
Valuation allowance	(4,113)	(6,254)

Total deferred tax assets, net of valuation allowance	3,039	2,046

Deferred tax liabilities:
Intangible assets	(2,281)	(5,248)
Deferred revenues	(427)	-
Capitalized software development costs	(85)	(148)

Total deferred tax liabilities	(2,793)	(5,396)

Deferred tax asset (liability), net	$246	$(3,350)

Domestic:
	December 31,
	2011	2012

Current deferred tax asset, net	$258	$360
Current deferred tax liability	-	(971)
Non-current deferred tax asset, net	-	140
Long-term deferred tax liability	(12)	(2,879)

	$246	$(3,350)

Schedule of the Reconciliation of the Effective Tax Rate
Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$11,621	$5,840	$6,007

Statutory tax rate in Israel	25%	24%	25%

Theoretical income tax expense	$2,905	$1,402	$1,502
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits (*)	-	(1,751)	(1,369)
Non-deductible expenses	230	78	757
Previous years taxes	-	(156)	-
Tax on previously distributed dividend from tax-exampt income	-	-	812
Loss and timing differences for which no deferred taxes were recorded	-	994	1,009
Tax adjustment in respect of different tax rate of foreign subsidiary	-	(400)	(151)
Other	97	5	(87)

Taxes on income	$3,232	$172	$2,473

(*) Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$-	$0.18	$0.13
Diluted	$-	$0.18	$0.13

Schedule of Income Taxes
Income taxes are comprised as follows:
	Year ended December 31,
	2010	2011	2012

Deferred tax benefit	$(385)	$(1,140)	$(172)
Current taxes	3,617	1,312	2,645
	$3,232	$172	$2,473

Schedule of Unrecognized Tax Benefits
Uncertain tax position:

Reconciliation of the beginning and ending balances of unrecognized tax benefits

	December 31,
	2011	2012

Balance at January 1	$1,388	$2,151
Additions for prior year tax positions	505	622
Additions in tax positions for current year	258	1,179

Balance at December 31	$2,151	$3,952

Schedule of Income (Loss) Before Taxes
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2010	2011	2012

Domestic	$11,553	$8,325	$8,530
Foreign - U.S.A	68	(2,485)	(2,523)

	$11,621	$5,840	$6,007